Depreciation and Amortization	12 Months Ended
Dec. 31, 2020
Depreciation and amortization expense [abstract]
Depreciation and amortization
38. Depreciation and amortization

	2020	2019	2018
Depreciation of property and equipment	3,026,203	4,242,671	3,698,337
Amortization of right of use	695,110	766,294	—
Amortization of intangible assets	308,544	686,628	317,458
Depreciation of investment properties	35,892	29,277	9,256
Depreciation of other assets	232	3,664	704

TOTAL	4,065,981	5,728,534	4,025,755